Dividends on ordinary shares	12 Months Ended
Dec. 31, 2025
Dividends On Ordinary Shares [Abstract]
Dividends on ordinary shares	Dividends on ordinary shares
The Directors have approved a total dividend in respect of 2025 of 8.6p per ordinary share of 25p each. The full year dividend for 2025 of
5.6p per ordinary share will be paid on 31 March 2026 to shareholders on the Share Register on 20 February 2026. On 31 December 2025,
there were 13,867m ordinary shares in issue. The financial statements for the year ended 31 December 2025 do not reflect this dividend, which will be accounted for in shareholders’ equity as an appropriation of retained profits in the year ending 31 December 2026.
For qualifying American Depositary Receipt (ADR) holders, the 2025 full year dividend of 5.6p per ordinary share becomes 22.4p per
American Depositary Share (ADS) (representing four shares). The ex-dividend date for ADR holders is 20 February 2026. The dividend record date is 20 February 2026 and dividend payment date for ADR holders is 31 March 2026.
The Directors have confirmed their intention to initiate a share buyback of up to £1bn after the balance sheet date. The proposed share buyback  is expected to  commence in the first quarter of 2026. The financial statements for the year ended 31 December 2025  do not reflect the impact of the proposed share buyback, which will be accounted for as and when shares are repurchased by the Company.
The 2025 financial statements include the 2025 interim dividend of £422m (2024: £425m, 2023: £417m); a full year dividend declared in relation to 2024 of £791m (2023: £796m, 2022: £793m) and share buyback programmes totalling £2,229m (2024: £1,750m, 2023: £1,250m).
Dividends and share buybacks are funded out of distributable reserves.